UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21996

Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

 330 Railroad Avenue; Greenwich, CT 06830

(Address of principal executive offices)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

2/28

Date of reporting period:  11/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Greenwich Advisors India Select Fund
	PORTFOLIO OF INVESTMENTS
	November 30, 2010 (unaudited)
	Shares		Value

		COMMON STOCK - 84.2%
		AGRICULTURE - 3.5%
	4,848	ITC Ltd.	$ 18,144

		AUTO MANUFACTURERS - 8.2%
	1,582	Mahindra & Mahindra Ltd.	26,378
	615	Tata Motors Ltd.	16,560
			42,938
		BANKS - 8.0%
	377	HDFC Bank Ltd.	18,827
	920	ICICI Bank Ltd.	22,829
			41,656
		BUILDING MATERIALS - 5.0%
	1,607	Ambuja Cements Ltd.	4,926
	250	Grasim Industries Ltd.	12,404
	2,438	India Cements Ltd.	5,639
	142	Ultratech Cement Ltd.	3,518
			26,487
		CHEMICALS - 1.0%
	1,220	United Phosphorus Ltd.	5,003

		COMPUTERS - 10.8%
	451	Infosys Technologies Ltd.	29,970
	1,142	Tata Consultancy Services Ltd.	26,758
			56,728
		COSMETICS/PERSONAL CARE - 0.3%
	910	Dabur India Ltd.	1,856

		DIVERSIFIED FINANCIAL SERVICES - 4.6%
	1,600	Housing Development Finance Corp.	23,934

		ELECTRICAL COMPONENTS &EQUIPMENT - 5.7%
	819	ABB Ltd.	13,669
	337	Bharat Heavy Electricals Ltd.	16,174
			29,843
		ENGINEERING & CONSTRUCTION - 8.7%
	8,202	Jaiprakash Associates Ltd.	19,652
	610	Larsen & Toubro Ltd.	25,904
			45,556
		INSURANCE - 1.2%
	432	Reliance Capital Ltd.	6,111

		IRON/STEEL - 2.0%
	805	Tata Steel Ltd.	10,239

		LODGING - 1.8%
	4,696	Indian Hotels Co. Ltd.	9,325

	Greenwich Advisors India Select Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	November 30, 2010 (unaudited)

	Shares		Value

		MINING - 7.3%
	2,938	Sesa Goa Ltd.	$ 19,666
	5,236	Sterlite Industries India Ltd.	18,380
			38,046
		OIL & GAS - 5.3%
	1,294	Reliance Industries Ltd.	27,782

		PHARMACEUTICALS - 2.6%
	291	Cipla Ltd.	2,176
	11	Ranbaxy Laboratories Ltd. *	137
	1,145	Sun Pharmaceutical Industries Ltd.	11,162
			13,475
		SOFTWARE - 5.7%
	347	Financial Technologies India Ltd.	6,290
	897	HCL Technologies Ltd.	7,884
	346	Oracle Financial Services Software Ltd. *	15,692
			29,866
		TELECOMMUNICATIONS - 2.5%
	276	Bharti Airtel Ltd.	2,162
	3,864	Reliance Communications Ltd.	11,093
			13,255

		TOTAL COMMON STOCK ( Cost - $453,303)	440,244

		TOTAL INVESTMENTS - 84.2% ( Cost - $453,303) (a)	$ 440,244
		OTHER ASSETS LESS LIABILITIES - 15.8%	82,820
		NET ASSETS - 100.0%	$ 523,064

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes (including securities sold short) is substantially the
	same. At November 30, 2010 net unrealized depreciation for all securities was $(13,059). This consists of aggregate gross unrealized appreciation
	of $97,677 and aggregate gross unrealized depreciation of $(110,736).

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Greenwich Advisors India Select Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	November 30, 2010 (unaudited)

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP
	establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
	These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive
	market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own
	assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability,
	and would be based on the best information available.

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
	The following tables summarize the inputs used as of November 30, 2010 for the Fund’s assets and liabilities measured at fair value:

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stocks	$ -	$ 440,244	$ -	440,244
	The Fund did not hold any Level 3 securities during the period.
*	Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Advisors Trust

By

/s/ Suhas Kundapoor

       Suhas Kundapoor, President

Date

1/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Suhas Kundapoor

       Suhas Kundapoor, President

Date

1/31/11

By

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/31/11